ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about cost of revenue (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 724	$ 852	$ 1,040
Other Cost of sales expenses		3,229	0	0
Cost of revenue		45,580	37,974	43,044
Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		453	457	759
Materials		40,517	36,265	36,738
Write-off		3,878	0	0
Professional fees		519	418	202
Depreciation		7	7	55
Other Cost of sales expenses		206	827	5,290
Cost of revenue		$ 45,580	$ 37,974	$ 43,044

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.